Annual Total Returns - Class R	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ARBITRAGE FUND
Prospectus [Line Items]
Annual Return [Percent]	5.94%	(1.02%)	0.85%	5.43%	3.56%	2.12%	2.60%	3.38%	0.61%	1.43%
WATER ISLAND EVENT-DRIVEN FUND
Prospectus [Line Items]
Annual Return [Percent]	5.63%	(0.82%)	0.91%	13.02%	4.52%	(0.34%)	3.68%	5.06%	(8.31%)	(1.69%)
WATER ISLAND CREDIT OPPORTUNITIES FUND
Prospectus [Line Items]
Annual Return [Percent]	7.01%	(2.93%)	3.06%	6.41%	5.28%	1.69%	1.16%	4.72%	(1.26%)	0.68%